Pensions and Other Employee Benefits (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Fund	Dec. 31, 2010	Dec. 31, 2009
Pensions and Other Employee Benefits (Textual)
Health care cost trend in 2012	9.00%
Health care cost trend in 2020 and thereafter	5.00%
Company's matching contributions in L-3 Holdings' common stock and cash, continuing operations	$ 113	$ 120	$ 114
Company's matching contributions in L-3 Holdings' common stock and cash, discontinuing operations	24	27	29
Minimum percentage funded to have green zone status rating	80.00%
Period of amortization of pension fund	5 years
Percentage of total plan contributions	5.00%
Percentage of contributions from reportable segment	80.00%
Number of pension funds included in Other Pension Funds	3
Pension Plans [Member]
Pensions and Other Employee Benefits (Textual)
Aggregate accumulated benefit obligation (ABO)	2,298	2,004
Assumptions used to determine benefit obligations, Weighted average discount rate	5.02%	5.57%
Assumptions used to determine benefit obligations, Rate of compensation increase	4.06%	4.50%
Assumptions used to determine net periodic benefit cost, Weighted average discount rate	5.57%	6.26%	6.49%
Assumptions used to determine net periodic benefit cost, Weighted average expected long-term return on plan assets	8.57%	8.55%	8.54%
Contributions to plans	173
U.S. based Pension Plans [Member]
Pensions and Other Employee Benefits (Textual)
Assumptions used to determine benefit obligations, Weighted average discount rate	5.10%	5.60%
Assumptions used to determine benefit obligations, Rate of compensation increase	4.00%
Assumptions used to determine net periodic benefit cost, Weighted average discount rate	5.60%	6.30%	6.40%
Assumptions used to determine net periodic benefit cost, Weighted average expected long-term return on plan assets	8.75%	8.75%	8.75%
Percentage of mutual fund in total investment in fixed income - investment grade securities	50.00%	50.00%
Percentage of pooled bond funds in total investment in fixed income - investment grade securities	50.00%	50.00%
Canadian based Pension Plans [Member]
Pensions and Other Employee Benefits (Textual)
Assumptions used to determine benefit obligations, Weighted average discount rate	4.40%	5.40%
Assumptions used to determine benefit obligations, Rate of compensation increase	4.50%
Assumptions used to determine net periodic benefit cost, Weighted average discount rate	5.40%	6.10%	7.40%
Assumptions used to determine net periodic benefit cost, Weighted average expected long-term return on plan assets	7.50%	7.50%	7.50%
German based Pension Plans [Member]
Pensions and Other Employee Benefits (Textual)
Assumptions used to determine benefit obligations, Weighted average discount rate	5.10%	5.40%
Assumptions used to determine net periodic benefit cost, Weighted average discount rate	5.40%	5.80%	6.20%
Postretirement Benefit Plans [Member]
Pensions and Other Employee Benefits (Textual)
Assumptions used to determine benefit obligations, Weighted average discount rate	4.71%	5.40%
Assumptions used to determine benefit obligations, Rate of compensation increase	4.09%	4.50%
Assumptions used to determine net periodic benefit cost, Weighted average discount rate	5.40%	5.94%	6.74%
Assumptions used to determine net periodic benefit cost, Weighted average expected long-term return on plan assets	6.20%	6.20%	6.18%
Percentage of mutual fund in total investment in fixed income - investment grade securities	85.00%	83.00%
Percentage of pooled bond funds in total investment in fixed income - investment grade securities	15.00%	17.00%
Contributions to plans	$ 13
U.S. based Postretirement Pension Plans [Member]
Pensions and Other Employee Benefits (Textual)
Assumptions used to determine benefit obligations, Weighted average discount rate	4.80%	5.40%
Assumptions used to determine net periodic benefit cost, Weighted average discount rate	5.40%	5.90%	6.60%
Canadian based Postretirement Pension Plans [Member]
Pensions and Other Employee Benefits (Textual)
Assumptions used to determine benefit obligations, Weighted average discount rate	4.30%	5.40%
Assumptions used to determine net periodic benefit cost, Weighted average discount rate	5.40%	6.10%	7.40%